Pension Schemes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability asset
Net defined benefit liability at the beginning of the year	€ 80,000	€ 37,000
Defined benefit cost included in profit or loss	166,000	95,000
Total remeasurement included in OCI	(70,000)	68,000
Employer contributions	(176,000)	(120,000)
Net defined benefit liability at the end of the year	€ 0	€ 80,000